Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Portfolio
September 30, 2025
VIPGRWT-NPRT3-1125
1.808779.121
Common Stocks - 99.5%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	373,700	103,104,484
BRAZIL - 0.9%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
MercadoLibre Inc (b)	35,182	82,218,223
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	1,713,000	18,603,180
TOTAL BRAZIL		100,821,403
CANADA - 1.5%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	384,400	57,125,684
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States) (c)	338,300	57,023,848
Franco-Nevada Corp	267,500	59,541,191
		116,565,039
TOTAL CANADA		173,690,723
CHINA - 1.8%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Tencent Holdings Ltd	1,943,900	165,638,946
Consumer Discretionary - 0.4%
Automobiles - 0.2%
BYD Co Ltd H Shares	1,290,200	18,236,562
Broadline Retail - 0.2%
Alibaba Group Holding Ltd ADR	164,400	29,383,212
TOTAL CONSUMER DISCRETIONARY		47,619,774

TOTAL CHINA		213,258,720
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (b)	1,540,400	52,446,692
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	20,000	1,272,200
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	2,212,268	22
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	311,440	77,060,017
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (b)	5,400	3,982,824
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,091,204	304,762,365
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (b)	300,800	76,403,200
UNITED STATES - 90.1%
Communication Services - 14.2%
Entertainment - 4.2%
Live Nation Entertainment Inc (b)	329,300	53,807,620
Netflix Inc (b)	240,664	288,536,883
ROBLOX Corp Class A (b)	382,700	53,011,604
Spotify Technology SA (b)	145,300	101,419,400
		496,775,507
Interactive Media & Services - 10.0%
Alphabet Inc Class A	2,375,676	577,526,836
Epic Games Inc (b)(d)(e)	5,869	4,293,349
Meta Platforms Inc Class A	751,800	552,106,884
Reddit Inc Class A (b)	162,200	37,304,378
		1,171,231,447
TOTAL COMMUNICATION SERVICES		1,668,006,954

Consumer Discretionary - 10.7%
Automobiles - 1.7%
Tesla Inc (b)	445,143	197,963,995
Broadline Retail - 4.6%
Amazon.com Inc (b)	2,491,180	546,988,393
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	69,600	22,400,064
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	161,100	19,560,762
Booking Holdings Inc	16,800	90,707,736
Hilton Worldwide Holdings Inc	293,991	76,273,025
Viking Holdings Ltd (b)	926,149	57,569,422
		244,110,945
Household Durables - 0.9%
Blu Homes Inc (b)(d)(e)	14,533,890	4,506
DR Horton Inc	357,207	60,535,870
SharkNinja Inc (b)	412,500	42,549,375
		103,089,751
Specialty Retail - 1.2%
AutoZone Inc (b)	9,400	40,328,256
Lowe's Cos Inc	50,900	12,791,679
Ross Stores Inc	236,700	36,070,713
Williams-Sonoma Inc	273,172	53,391,467
		142,582,115
TOTAL CONSUMER DISCRETIONARY		1,257,135,263

Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	93,500	86,546,405
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	445,824	39,286,011
Tobacco - 0.7%
Philip Morris International Inc	509,900	82,705,780
TOTAL CONSUMER STAPLES		208,538,196

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy Inc	335,626	78,865,397
EQT Corp	222,800	12,127,004
		90,992,401
Financials - 8.1%
Banks - 0.6%
Bank of America Corp	1,413,900	72,943,101
Capital Markets - 2.4%
Cboe Global Markets Inc	210,000	51,502,500
Charles Schwab Corp/The	579,700	55,343,959
Coinbase Global Inc Class A (b)	148,700	50,184,763
Gemini Space Station Inc Class A (c)	9,500	227,620
Morgan Stanley	771,703	122,669,909
		279,928,751
Consumer Finance - 0.4%
Capital One Financial Corp	275,000	58,459,500
Financial Services - 4.7%
Apollo Global Management Inc	595,600	79,375,612
Mastercard Inc Class A	824,079	468,744,376
		548,119,988
TOTAL FINANCIALS		959,451,340

Health Care - 5.8%
Biotechnology - 1.8%
Adamas Pharmaceuticals Inc rights (b)(d)	1,781,700	17,817
Adamas Pharmaceuticals Inc rights (b)(d)	1,781,700	18
Alnylam Pharmaceuticals Inc (b)	365,024	166,450,945
Blueprint Medicines Corp rights (b)(d)	36,400	0
Insmed Inc (b)	222,645	32,063,106
Legend Biotech Corp ADR (b)	425,557	13,877,414
Soleno Therapeutics Inc (b)	58,100	3,927,560
		216,336,860
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp (b)	351,900	34,355,997
Edwards Lifesciences Corp (b)	772,100	60,046,217
Insulet Corp (b)	187,500	57,886,875
Penumbra Inc (b)	126,601	32,070,565
		184,359,654
Health Care Providers & Services - 0.3%
CVS Health Corp	449,800	33,910,422
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	122,500	36,493,975
Pharmaceuticals - 1.8%
Eli Lilly & Co	272,787	208,136,481
TOTAL HEALTH CARE		679,237,392

Industrials - 5.9%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (d)(e)	1,299	53,103
Anduril Industries Inc Class C (d)(e)	1	41
Boeing Co (b)	381,988	82,444,470
GE Aerospace	209,600	63,051,872
		145,549,486
Building Products - 0.9%
Trane Technologies PLC	256,267	108,134,423
Construction & Engineering - 0.5%
Dycom Industries Inc (b)	103,300	30,138,808
EMCOR Group Inc	37,300	24,227,842
		54,366,650
Electrical Equipment - 1.0%
GE Vernova Inc	193,225	118,814,053
Ground Transportation - 0.0%
Uber Technologies Inc (b)	12,278	1,202,875
Machinery - 1.5%
Deere & Co	127,600	58,346,376
Parker-Hannifin Corp	47,300	35,860,495
Westinghouse Air Brake Technologies Corp	334,297	67,016,520
		161,223,391
Professional Services - 0.1%
Equifax Inc	68,112	17,472,771
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	169,145	37,853,189
United Rentals Inc	47,632	45,472,366
		83,325,555
TOTAL INDUSTRIALS		690,089,204

Information Technology - 40.1%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	905,434	112,047,458
Semiconductors & Semiconductor Equipment - 18.6%
Broadcom Inc	1,585,076	522,932,423
Marvell Technology Inc	756,000	63,556,920
NVIDIA Corp	8,601,976	1,604,956,682
		2,191,446,025
Software - 15.6%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	2,365,967	2,294,988
Cadence Design Systems Inc (b)	129,100	45,347,666
Circle Internet Group Inc Class A (c)	17,600	2,333,408
Datadog Inc Class A (b)	289,300	41,196,320
Microsoft Corp	2,602,188	1,347,803,275
OpenAI Global LLC rights (b)(d)(e)	6,112,033	12,651,908
Oracle Corp	929,125	261,307,115
Palantir Technologies Inc Class A (b)	369,200	67,349,464
Synopsys Inc (b)	117,400	57,923,986
Via Transportation Inc (b)(c)	11,100	533,688
		1,838,741,818
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	2,280,732	580,742,789
TOTAL INFORMATION TECHNOLOGY		4,722,978,090

Materials - 1.0%
Chemicals - 1.0%
Corteva Inc	976,800	66,060,984
Sherwin-Williams Co/The	154,300	53,427,918
		119,488,902
Real Estate - 0.7%
Health Care REITs - 0.2%
Ventas Inc	418,300	29,276,816
Real Estate Management & Development - 0.5%
Zillow Group Inc Class C (b)	687,700	52,987,285
TOTAL REAL ESTATE		82,264,101

Utilities - 1.0%
Electric Utilities - 0.8%
Constellation Energy Corp	68,200	22,442,574
NRG Energy Inc	417,300	67,581,735
		90,024,309
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	152,000	29,779,840
TOTAL UTILITIES		119,804,149

TOTAL UNITED STATES		10,597,985,992
TOTAL COMMON STOCKS (Cost $7,464,144,847)		11,704,788,642

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $1,940,200)	1,940,200	1,897,515

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(d)(e)	1,016	1,672,478
Canva Australia Holdings Pty Ltd Series A2 (b)(d)(e)	184	302,890

TOTAL AUSTRALIA		1,975,368
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	61,700	814,440
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	198,400	414,656
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(d)(e)	205,955	8,419,440
Anduril Industries Inc Series G (d)(e)	12,300	502,824
		8,922,264
Information Technology - 0.3%
IT Services - 0.1%
X.Ai Holdings Corp Series C (d)(e)	356,400	13,029,984
Software - 0.2%
Anthropic PBC Series F (d)(e)	44,800	6,315,456
Asapp Inc Series C (b)(d)(e)	654,971	1,021,755
Asapp Inc Series D (b)(d)(e)	4,123,720	5,319,599
Databricks Inc Series K (d)(e)	42,300	6,345,000
		19,001,810
TOTAL INFORMATION TECHNOLOGY		32,031,794

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(d)(e)	137,249	1,594,833
Illuminated Holdings Inc Series C3 (b)(d)(e)	171,560	1,993,527
Illuminated Holdings Inc Series C4 (b)(d)(e)	48,240	560,549
Illuminated Holdings Inc Series C5 (b)(d)(e)	96,064	1,116,264
		5,265,173
TOTAL UNITED STATES		47,448,327
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $62,964,935)		49,423,695

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $2,538,700)	2,538,700	3,130,979

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.21	13,266,103	13,268,756
Fidelity Securities Lending Cash Central Fund (g)(h)	4.19	14,932,748	14,934,242
TOTAL MONEY MARKET FUNDS (Cost $28,202,998)			28,202,998

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,559,791,680)	11,787,443,829
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,821,621)
NET ASSETS - 100.0%	11,775,622,208

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,750,084 or 0.6% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	787,341

Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,476,762

Anduril Industries Inc Series G	4/17/2025	502,858

Anthropic PBC Series F	8/18/2025	6,315,348

Asapp Inc Series C	4/30/2021	4,320,909

Asapp Inc Series D	8/29/2023	15,923,746

Asapp Inc warrants 8/28/2028	8/29/2023	2

Blu Homes Inc	5/21/2020	25,138

Canva Australia Holdings Pty Ltd Series A	9/22/2023	1,083,728

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	196,265

Databricks Inc Series K	9/8/2025	6,345,000

ElevateBio LLC Series C	3/9/2021	832,288

Epic Games Inc	3/29/2021	5,194,064

Illuminated Holdings Inc 15%	6/14/2023	1,940,200

Illuminated Holdings Inc 15%	9/27/2023	2,538,700

Illuminated Holdings Inc Series C2	7/7/2020	3,431,225

Illuminated Holdings Inc Series C3	7/7/2020	5,146,800

Illuminated Holdings Inc Series C4	1/8/2021	1,736,640

Illuminated Holdings Inc Series C5	6/16/2021	4,149,965

OpenAI Global LLC rights	9/30/2024	6,112,033

X.Ai Holdings Corp Series C	11/22/2024	7,716,060

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	157,994,350	1,747,933,478	1,892,657,099	4,903,489	(1,973)	-	13,268,756	13,266,103	0.0%
Fidelity Securities Lending Cash Central Fund	9,880,953	460,705,925	455,652,636	1,244,230	-	-	14,934,242	14,932,748	0.0%
Total	167,875,303	2,208,639,403	2,348,309,735	6,147,719	(1,973)	-	28,202,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.